Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets			$ (101,676)	$ (483)
Net change in the total valuation allowance			101,676	483
Gross deferred tax assets			101,676	483
TOI Parent Inc.
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets			(5,451,003)	(1,854,005)
Net change in the total valuation allowance			3,596,998	1,854,005
Net deferred tax liabilities			(1,612,769)	(2,956,516)
Gross deferred tax assets			$ 7,571,744	$ 2,458,715
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor	Successor
TOI Parent Inc. | TOI Parent
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets			$ (649,781)
Net deferred tax liabilities			(1,612,769)
TOI Parent Inc. | Practice
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets			(4,801,222)
Gross deferred tax assets			$ 4,922,056